CHACONIA
                                    INCOME &
                                  GROWTH FUND


                                     [LOGO]



                               SEMI ANNUAL REPORT
                               o June 30, 2000 o

                             LETTER TO SHAREHOLDERS
                      Chaconia Income & Growth Fund, Inc.

Dear Shareholders:

Enclosed please find the unaudited financial statements for the six month period ended June 30, 2000.

The performance of the Fund during the period essentially mirrored the performance of the two major segments of the US money and capital markets, as reflected in the respective indices. In the circumstances, capital values declined and some investors opted to adopt a defensive position with respect to the Fund. With the change of the Fund's Investment Adviser which took effect on July 5, 2000, and hopefully greater stability in the market for the remainder of 2000, the Board of Directors anticipates that the second half will produce better results for investors.

We appreciate your investment in the Fund, and look forward to providing additional information in the coming period on its performance.

If you have any questions, please contact the Fund at 1-800-368-3322.

Sincerely,



/S/ JUDY Y CHANG
----------------
Chairman


/S/ CLARRY BENN
---------------
President


August 7, 2000


                      CHACONIA INCOME & GROWTH FUND, INC.
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

    SHARES                                                             VALUE
    ------                                                             -----

                COMMON STOCKS   78.61%

                BANKING 1.04%
     10,600     Fannie Mae                                           $   553,187
                                                                     -----------

                BASIC MATERIALS 1.71%
      5,800     Alcoa Inc.                                               168,200
     10,500     Dow Chemical Co.                                         316,969
      8,000     International Paper Co.                                  238,500
      5,000     Praxair, Inc.                                            187,188
                                                                     -----------
                                                                         910,857
                                                                     -----------

                CAPITAL GOODS 6.78%
      6,500     Emerson Electric Co.                                     392,437
     24,000     General Electric Co.                                   1,272,000
      7,900     Illinois Tool Works, Inc.                                450,300
      4,000     Johnson Controls, Inc.                                   205,250
      4,900     Minnesota Mining & Manufacturing Co.                     404,250
      5,700     Textron, Inc.                                            309,581
      5,000     Tyco International                                       236,875
      6,000     United Technologies Corp.                                353,250
                                                                     -----------
                                                                       3,623,943
                                                                     -----------

                COMMUNICATION SERVICES 3.68%
     11,000     AT&T Corp.                                               347,875
      8,000     Bell Atlantic Corp.                                      406,500
      5,500     Sprint Corp.                                             280,500
     20,250     Worldcom, Inc.*                                          928,969
                                                                     -----------
                                                                       1,963,844
                                                                     -----------

                CONSUMER CYCLICALS 4.52%
      8,600     Costco Wholesale Corp.*                                  283,800
      3,500     Eastman Kodak Co.                                        208,250
      6,000     Ford Motor Co.                                           258,000
      8,500     Lowe's Companies, Inc.                                   349,031
     19,000     Mattel, Inc.                                             250,563
     31,700     Office Depot, Inc.*                                      198,125
      3,500     Target Corp.                                             203,000
        786     Visteon Corp.*                                             9,525
     11,400     Wal Mart Stores, Inc.                                    656,925
                                                                     -----------
                                                                       2,417,219
                                                                     -----------

                CONSUMER STAPLES 6.66%
     11,000     Albertsons, Inc.                                         365,750
      5,000     Alltel Corp.                                             309,687
      7,200     Anheuser Busch Co., Inc.                                 537,750
      4,500     Comcast Corp. Class A                                    182,250
      5,600     Gannett Co, Inc.                                         334,950
      8,000     Kimberly Clark Corp.                                     459,000
     11,200     McDonalds Corp.*                                         368,900
      5,000     Procter & Gamble Co.                                     286,250
     18,400     Supervalu, Inc.                                          350,750
      4,800     Time Warner, Inc.                                        364,800
                                                                     -----------
                                                                       3,560,087
                                                                     -----------

                FINANCE 3.71%
     13,000     Bank Of America Corp.                                    559,000
     12,000     Chase Manhattan Corp.                                    552,750
      8,100     Comerica, Inc.                                           363,487
     10,000     First Union Corp.                                        248,125
     15,000     National City Corp.                                      255,938
                                                                     -----------
                                                                       1,979,300
                                                                     -----------

                FINANCIAL SERVICES 7.18%
      7,700     American General Corp.                                   469,700
      2,900     American International Group                             340,750
     10,000     Associates First Capital Corp.                           223,125
     14,000     Citigroup, Inc.                                          843,500
     17,000     Fleet Boston Financial Corp.                             578,000
     10,000     Household International, Inc.                            415,625
      3,700     Marsh & McLennan Companies, Inc.                         386,419
      3,474     Morgan Stanley Dean Witter & Co.                         578,421
                                                                     -----------
                                                                       3,835,540
                                                                     -----------

                HEALTH CARE 8.42%
      8,000     American Home Products Corp.                             470,000
      4,100     Biogen, Inc.*                                            264,450
      9,200     Bristol-Meyers Squibb Co.                                535,900
      5,000     Johnson & Johnson                                        509,375
      9,000     Lilly (Eli) & Co.                                        898,875
      9,000     Merck & Co, Inc.                                         689,625
     11,000     Pfizer, Inc.                                             528,000
     11,900     Schering Plough Corp.                                    600,950
                                                                     -----------
                                                                       4,497,175
                                                                     -----------

                MUTUAL FUNDS 5.77%
  1,544,123     T&T Unit Trust Corp/1st Unit Scheme                    3,081,761
                                                                     -----------

                PETROLEUM 3.67%
      4,764     BP Amoco PLC Sponsored ADR                               269,465
      7,000     Chevron Corp.                                            593,687
     11,400     Exxon Mobil Corp.                                        894,900
      4,000     Phillips Petroleum Co.                                   202,750
                                                                     -----------
                                                                       1,960,802
                                                                     -----------




                       CHACONIA INCOME & GROWTH FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2000
                                   (UNAUDITED)

     SHARES                                                               VALUE
     ------                                                               -----

                TECHNOLOGY 24.79%
     16,000     Adaptec, Inc.*                                           364,000
     10,000     ADC Telecommunications*                                  838,750
      2,669     Agilent Technologies*                                    196,839
     15,000     Cadence Design Systems, Inc.*                            305,625
     18,000     Cisco Systems, Inc.*                                   1,144,125
     12,000     Computer Associates International, Inc.                  614,250
     14,000     Compuware Corp.*                                         145,250
      1,200     Corning, Inc.                                            323,850
     11,000     First Data Corp.                                         545,875
      7,000     Hewlett Packard Co.                                      874,125
     14,000     Intel Corp                                             1,871,625
      8,200     IBM Corp.                                                898,412
     16,500     Microsoft Corp.*                                       1,320,000
      7,500     Motorola, Inc.                                           217,969
      8,000     Nokia Corp. Sponsored ADR                                399,500
     13,000     Oracle Corp.*                                          1,092,813
      8,800     Sun Microsystems, Inc.*                                  800,250
      3,000     Synopsys, Inc.*"                                         103,688
      6,000     Tellabs, Inc.*                                           410,625
      7,000     Texas Instruments, Inc.                                  480,813
      6,000     Unisys Corp.*                                             87,375
     10,000     Xerox Corp.                                              207,500
                                                                     -----------
                                                                      13,243,259
                                                                     -----------

                UTILITIES 0.68%
     13,400     GPU, Inc.                                                362,637
                                                                     -----------

                TOTAL COMMON STOCKS
                (Cost $39,652,289)                                    41,989,611
                                                                     -----------

  Principal
   Amount                                                              Value
   ------                                                              -----
                BONDS   20.88%

                U.S. GOVERNMENT SECURITIES 2.89%
$   100,000     U.S. Treasury Bond 10.625% due 08/15/15                  142,219
    150,000     U.S. Treasury Bond 8.875% due 08/15/17                   190,828
    100,000     U.S. Treasury Bond 8.125% due 05/15/21                   121,781
    150,000     U.S. Treasury Bond 7.875% due 02/15/21                   178,172
    150,000     U.S. Treasury Bond 6.875% due 08/15/25                   163,125
    300,000     U.S. Treasury Bond 6.00% due 02/15/26                    293,344
    200,000     U.S. Treasury Bond 5.50% due 08/15/28                    183,500
     50,000     U.S. Treasury Note 6.625% due 07/31/01                    50,094
     50,000     U.S. Treasury Note 6.50% due 08/15/05                     50,547
    175,000     U.S. Treasury Note 5.625% due 05/15/08                   168,820
                                                                     -----------
                                                                       1,542,430
                                                                     -----------

                AUTOMOTIVE      1.04%
    300,000     Ford Motor Co. 6.50% due 08/01/18                        258,977
    300,000     Honda Auto Lease Trust 6.65% due 07/15/05                298,076
                                                                     -----------
                                                                         557,053
                                                                     -----------

                BANKING 3.46%
    200,000     American Express Co. 7.20% due 09/17/07                  200,495
    250,000     Bank of America Corp. 6.75% due 09/15/05                 240,862
    400,000     Bank One Corp. 6.40% due 08/01/02                        392,926
    250,000     National City Corp. 6.625% due 03/01/04                  241,346
    100,000     Nations Bank Corp. 6.50% due 03/15/06                     94,718
    315,000     Wachovia Corp. 6.25% due 08/04/08                        285,315
    400,000     Wells Fargo & Co. 6.625% due 07/15/04                    390,509
                                                                     -----------
                                                                       1,846,171
                                                                     -----------

                COMMUNICATIONS  1.20%
    350,000     Cox Communications Inc. 6.875% due 06/15/05              338,620
    350,000     Sprint Capital Corp. 6.875% due 11/15/28                 303,639
                                                                     -----------
                                                                         642,259
                                                                     -----------

                CONSUMER CYCLICALS 0.54%
    250,000     Lowe's Companies, Inc. 6.875% due 02/15/28               214,336
     75,000     Wal Mart Stores, Inc. 8.625% due 04/01/01                 75,840
                                                                     -----------
                                                                         290,176
                                                                     -----------




                      CHACONIA INCOME & GROWTH FUND, INC.
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)


   Principal
    Amount                                                               Value

                CRUISELINES     0.58%
    350,000     Carnival Corp. 6.15% due 04/15/08                        312,306
                                                                     -----------

                FINANCIAL SERVICES      1.20%
    125,000     Ameritech Cap Funding Co. 6.30% due 10/15/04             120,781
    550,000     Associates Corp. 5.75% due 11/01/03                      520,031
                                                                     -----------
                                                                         640,812
                                                                     -----------

                FOODS   0.18%
    100,000     Bestfoods 6.15% due 01/15/06                              95,745
                                                                     -----------

                INDUSTRIALS     3.08%
    350,000     Dana Corp. 6.25% due 03/01/04                            330,457
    350,000     Household Finance Corp. 7.20% due 07/15/06               337,819
    200,000     IBM Corp. 5.37% due 09/22/03                             189,915
    350,000     Ingersoll Rand 6.255% due 02/15/01                       347,764
    175,000     Pepsico, Inc. 5.75% due 01/02/03                         168,700
    200,000     Phillips Petroleum 6.65% due 07/15/18                    174,140
    100,000     Rockwell International Corp. 6.625% due 06/01/05          97,964
                                                                     -----------
                                                                       1,646,759
                                                                     -----------

                INSURANCE       0.58%
    325,000     Travelers Property Casualty Corp. 6.75% due 11/15/06     310,349
                                                                     -----------

                MORTGAGE BACKED-CMO     4.51%
     19,572     FHLMC POOL #G00365 GOLD 8.00% due 06/01/25                19,743
     38,590     FHLMC GOLD  POOL #10518 8.00% due 10/01/10                39,041
     88,324     FNMA POOL #251698 7.00% due 05/01/28                      85,296
     59,323     FHLMC POOL #E00534 7.00% due 02/01/13                     58,261
    457,149     FHLMC POOL #C00701 6.50% due 01/01/29                    432,114
    369,596     FNMA POOL #499501 6.50% due 06/01/14                     356,509
    400,774     FNMA POOL #421224 6.50% due 05/01/13                     386,583
    100,000     FNMA MT MTNF 6.375% due 06/15/09                          94,925
    375,000     FHLMC 6.25% due 07/15/04                                 364,934
     75,781     FNMA POOL #050985 6.00% due 02/01/09                      71,711
    300,000     Federal Home Loan Bank 5.575% due 09/02/03               288,016
     37,242     GNMA II POOL #001869 8.00% due 09/20/24                   37,597
     67,199     GNMA POOL #417287 7.50% due 03/15/26                      66,788
     66,073     GNMA POOL #364705 7.00% due 10/15/23                      64,283
     43,087     GNMA POOL #780369 7.00% due 9/15/09                       42,822
                                                                     -----------
                                                                       2,408,623
                                                                     -----------

                PETROLEUM       0.60%
    350,000     Atlantic Richfield Co. 5.90% due 04/15/09                320,186
                                                                     -----------

                TECHNOLOGY      0.19%
    100,000     Motorola, Inc. 7.60% due 01/01/07                        102,410
                                                                     -----------

                UTILITIES       0.83%
    250,000     Alabama Power 5.49% due 11/01/05                         228,853
    250,000     National Rural Utilities 5.70% due 01/15/10              216,184
                                                                     -----------
                                                                         445,037
                                                                     -----------

                TOTAL BONDS
                (Cost $11,720,271)                                    11,160,316
                                                                     -----------

Shares
                SHORT TERM INVESTMENTS  0.61%
    323,929     Firstar Treasury Fund
                (Cost $323,929)                                          323,929
                                                                     -----------





                      CHACONIA INCOME & GROWTH FUND, INC.
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)


                TOTAL INVESTMENTS
                (Cost $51,696,489)                     100.10%        53,473,856
                LIABILITIES LESS OTHER ASSETS           (0.10)%          (51,544)
                                                       -------------------------
                TOTAL NET ASSETS                       100.00%       $53,422,312
                                                       =========================

                *Non-Income Producing

                CMO-Collateralized Mortgage Obligation
                FHLMC-Federal Home Loan Mortgage Company
                FNMA-Federal National Mortgage Association
                GNMA-Government National Mortgage Association
                GO-General Obligation
                ADR-American Depositary Receipts



                      CHACONIA INCOME & GROWTH FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)
ASSETS
        Investments in securities, at value
        (cost $51,696,489)                                           $53,473,856
        Dividends and interest receivable                                250,159
        Receivable for fund shares sold                                   85,779
        Other assets                                                       3,792
                                                                     -----------
        Total assets                                                  53,813,586
                                                                     -----------

LIABILITIES
        Payable for fund shares redeemed                                  46,624
        Accrued advisory fee (Note 4)                                     44,422
        Accrued distribution fee (Note 5)                                146,660
        Other accrued expenses                                           153,568
                                                                     -----------
        Total liabilities                                                391,274
                                                                     -----------

        Net Assets                                                   $53,422,312
                                                                     ===========

NET ASSETS CONSIST OF:
        Capital stock, $.01 par value; 8,000,000
        shares authorized; 4,379,501 shares
        outstanding                                                  $50,837,943
        Undistributed net investment income                              215,312
        Undistributed net realized gains                                 591,690
        Net unrealized appreciation on investments                     1,777,367
                                                                     -----------
                Net Assets                                           $53,422,312
                                                                     ===========

Net asset value, redemption and offering price per share
        ($53,422,312/4,379,501)                                      $     12.20
                                                                     ===========



See notes to financial statements.



                      CHACONIA INCOME & GROWTH FUND, INC.
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30,2000
                                  (UNAUDITED)

INVESTMENT INCOME:
        Interest                                                    $   504,228
        Dividends                                                       294,848
                                                                    -----------
        Total investment income                                         799,076
                                                                    -----------

EXPENSES:
        Distribution fees (Note 4)                                      146,661
        Advisory fees (Note 5)                                          110,592
        Transfer agent fees                                              66,611
        Legal fees                                                       50,000
        Administration fees                                              45,881
        Trustees fees and expenses                                       35,000
        Accounting services                                              34,052
        Custody fees                                                     16,751
        Printing expense                                                  8,613
        Audit fees                                                        7,656
        Other expenses                                                   17,182
                                                                    -----------
        Total expenses                                                  538,999
                                                                    -----------

        Net investment income                                           260,077
                                                                    -----------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS:

Net realized gain on investments                                        618,128
Net decrease in unrealized appreciation
        on investments                                               (1,478,380)
                                                                    -----------
Net losses on investments                                              (860,252)
                                                                    -----------
Net decrease in net assets resulting
        from operations                                             $  (600,175)
                                                                    ===========



See notes to financial statements.



                      CHACONIA INCOME & GROWTH FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS


                                                   For the
                                              six months ended         For the
                                               June 30, 2000         year ended
                                                (Unaudited)         Dec 31, 1999
                                                -----------         ------------


Operations:
Net investment income                            $    260,077      $    683,426
Net realized gain from
investment transactions                               618,128         1,623,894
Net decrease in unrealized
appreciation on investments                        (1,478,380)         (512,430)
                                                 ------------      ------------
Net increase (decrease) in
net assets resulting from operation                  (600,175)        1,794,890
                                                 ------------      ------------

Dividends and Distributions
to Shareholders:
Dividends from net investment
income                                                      0          (690,727)
Distributions from net
realized gains on investments                               0        (1,628,155)
                                                 ------------      ------------
Total dividends and distributions
to shareholders                                             0        (2,318,882)
                                                 ------------      ------------

Fund Share Transactions:
Proceeds from shares sold                           5,368,561        28,969,587
Dividends reinvested                                        0         2,043,086
Payment for shares redeemed                       (14,245,634)      (11,351,294)
                                                 ------------      ------------

Net increase (decrease) in net
assets from fund share transactions                (8,877,073)       19,661,379
                                                 ------------      ------------

Net increase (decrease) in net asset               (9,477,248)       19,137,387

Net Assets, Beginning
        of Period                                  62,899,560        43,762,173
                                                 ------------      ------------

Net Assets, End of Period,
(including undistributed net investment
income and distribution in excess of
net investment income of $215,312 and $44,765,
respectively)                                    $ 53,422,312      $  62,899,560
                                                 ============      =============

See notes to financial statements.

                      CHACONIA INCOME & GROWTH FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. ORGANIZATION
Chaconia Income & Growth Fund, Inc. (the "Fund") is organized as a Maryland Corporation, incorporated on October 24, 1990, and registered as an open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is high current income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation - Securities traded on national securities exchanges are valued at the last sales price. Over-the-counter securities and listed securities for which no sales price is available are valued at the mean between the latest bid and asked prices. Short-term securities which mature in 60 days or less are valued at cost, which, when combined with accrued interest receivable, approximates value.
B. Security Transactions - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.
C. Federal Income Tax Status - No provision for federal income taxes is required since the Fund intends to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.
D. Dividends and Distributions to Shareholders - The Fund dividends and distributions are paid annually to shareholders and are recorded on the ex-dividend date.
E. Other - The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

3.  INVESTMENT TRANSACTIONS
Investment transactions, excluding short-term investments, for the six months ended June 30, 2000 were as follows:

        Purchases       $ 8,606,470
        Sales           $16,994,768

U.S. Government securities transactions included above were:

        Purchases       $  244,475
        Sales           $7,317,055

At June 30, 2000, the cost of securities for federal income tax purposes was $51,696,489. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,733,718 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,956,351.

4. INVESTMENT MANAGEMENT AGREEMENT AND OTHER
   TRANSACTIONS WITH AFFILIATES
The Fund had an investment advisory and management agreement with Invesco Capital Management, Inc. ("Adviser"). Under this agreement, the Adviser provides the Fund with investment advisory and management services for which the Fund pays a fee at an annual rate of the greater of $50,000 or 0.75% of the portion of the daily net assets not exceeding $10 million; 0.50% of the portion of the daily net assets exceeding $10 million but not exceeding $20 million and 0.25% of the portion of the daily net assets exceeding $20 million.

The Fund pays service fees to registered broker-dealers for personal service and/or the maintenance of shareholder accounts. Service fees are accrued at 0.25 of 1% of the net assets. For the six months ended June 30, 2000, $9,838 of such fees were accrued.

During 2000, the Fund incurred legal fees of $50,000 to Foley & Lardner counsel for the Fund. Mr. Ulice Payne, a partner of the firm, is an officer of the Fund.

5. DISTRIBUTION FEES
The Board of Directors has adopted a Distribution Plan applicable to the Fund under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. Pursuant to the Plan, registered broker-dealers and qualified recipients will be reimbursed by the Fund for distribution expenditures up to a limit of 0.50 of 1% on an annual basis of the Fund's average daily net assets.

                      CHACONIA INCOME & GROWTH FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

6. FUND SHARE TRANSACTIONS

Transactions in capital shares for the periods listed below were as follows:

                                                  FOR THE             FOR THE
                                                 SIX MONTHS          YEAR ENDED
                                                   ENDED               ENDED
                                                JUNE 30, 2000      DEC. 31, 1999
                                                -------------      -------------

Shares sold                                         444,811           2,331,796
Dividend reinvestment                                     0             165,700
Shares repurchased                               (1,163,961)           (908,552)
                                                   (719,150)          1,558,944




7. SUBSEQUENT EVENTS
Effective, July 5, 2000 the Fund has a new investment advisory and management agreement with Earnest Partners, LLC ("Adviser"), with substantially similar terms as the prior investment advisor.


                      CHACONIA INCOME & GROWTH FUND, INC.
                              FINANCIAL HIGHLIGHTS


                                        For the
                                        six months    For the       For the       For the       For the        For the
                                        ended         year ended    year ended    year ended    year ended     year ended
                                        Jun 30,       Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,       Dec. 31,
                                        2000          1999          1998          1997          1996           1995
                                        ----          ----          ----          ----          ----           ----
                                       (Unaudited)


Net asset value, beginning of period     $   12.34     $  12.47     $  11.47     $  10.44     $  12.13       $   9.94
                                         ---------     --------     --------     --------     --------       --------

Income from investment operations
Net investment income                         0.06         0.14         0.11         0.08         0.13           0.24
Net realized and unrealized gains
(losses) on investments                      (0.20)        0.20         1.71         2.00         0.55           2.47
                                         ---------     --------     --------     --------     --------       --------
Total from investment operations             (0.14)        0.34         1.82         2.08         0.68           2.71
                                         ---------     --------     --------     --------     --------       --------

Less distributions
Dividend from net investment income           0.00        (0.14)       (0.11)       (0.09)       (0.17)         (0.23)
Distribution in excess of net
investment income                             0.00         0.00+        0.00         0.00        (0.01)          0.00+
Distribution from net realized gains          0.00        (0.33)       (0.71)       (0.96)       (2.15)         (0.28)
Distribution in excess of net realized
gains on investments                          0.00         0.00         0.00         0.00        (0.04)          0.00
                                         ---------     --------     --------     --------     --------       --------
Total dividends and distributions             0.00        (0.47)       (0.82)       (1.05)       (2.37)         (0.51)
                                         ---------     --------     --------     --------     --------       --------

Net asset value, end of period            $  12.20     $  12.34     $  12.47     $  11.47     $  10.44       $  12.13
                                         =========     ========     ========     ========     ========       ========

Total return                                 (1.13%)       2.73%       15.87%       19.98%        5.61%         27.16%

Ratios/Supplemental data
Net assets, end of period
 (in thousands)                           $ 53,422     $ 62,900     $ 43,762     $ 18,500     $ 10,132       $ 17,809
Ratios to Average Net Assets:
        Expenses                              1.84%*       1.73%        1.99%        2.55%        2.84%          2.37%
        Net investment income                 0.89%*       1.19%        1.21%        0.98%        1.03%          2.09%
Portfolio turnover rate                      14.69%       65.75%       41.23%       35.04%       72.91%         26.23%


*       Annualized
+       Less than $.01 per share

See notes to financial statements.